UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS S&P 500 INDEX FUND

FORM N-Q

SEPTEMBER 30, 2007

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited)	September 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.2%
7,829	Goodyear Tire & Rubber Co. *	$238,080
7,222	Johnson Controls Inc.	852,990

	Total Auto Components	1,091,070

Automobiles - 0.4%
76,623	Ford Motor Co. *	650,529
20,720	General Motors Corp.	760,424
9,249	Harley-Davidson Inc.	427,397

	Total Automobiles	1,838,350

Distributors - 0.1%
6,301	Genuine Parts Co.	315,050

Diversified Consumer Services - 0.1%
5,281	Apollo Group Inc., Class A Shares *	317,652
11,891	H&R Block Inc.	251,852

	Total Diversified Consumer Services	569,504

Hotels, Restaurants & Leisure - 1.5%
16,088	Carnival Corp.	779,142
5,168	Darden Restaurants Inc.	216,332
6,933	Harrah’s Entertainment Inc.	602,686
14,522	Hilton Hotels Corp.	675,128
12,479	International Game Technology	537,845
11,720	Marriott International Inc., Class A Shares	509,468
43,860	McDonald’s Corp.	2,389,054
27,405	Starbucks Corp. *	718,011
7,677	Starwood Hotels & Resorts Worldwide Inc.	466,378
3,191	Wendy’s International Inc.	111,398
6,535	Wyndham Worldwide Corp.	214,087
19,197	Yum! Brands Inc.	649,434

	Total Hotels, Restaurants & Leisure	7,868,963

Household Durables - 0.5%
2,427	Black & Decker Corp.	202,169
4,215	Centex Corp.	111,993
9,412	D.R. Horton Inc.	120,568
5,627	Fortune Brands Inc.	458,544
2,423	Harman International Industries Inc.	209,638
2,670	KB HOME	66,910
6,381	Leggett & Platt Inc.	122,260
5,133	Lennar Corp., Class A Shares	116,262
10,157	Newell Rubbermaid Inc.	292,725
7,367	Pulte Homes Inc.	100,265
2,154	Snap-on Inc.	106,709
3,000	Stanley Works	168,390
2,834	Whirlpool Corp.	252,509

	Total Household Durables	2,328,942

Internet & Catalog Retail - 0.2%
11,439	Amazon.com Inc. *	1,065,543
7,117	IAC/InterActiveCorp *	211,161

	Total Internet & Catalog Retail	1,276,704

Leisure Equipment & Products - 0.2%
3,207	Brunswick Corp.	73,312
10,509	Eastman Kodak Co.	281,221
5,891	Hasbro Inc.	164,241
14,545	Mattel Inc.	341,226

	Total Leisure Equipment & Products	860,000

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Media - 3.0%
24,401	CBS Corp., Class B Shares	$768,631
18,433	Clear Channel Communications Inc.	690,131
114,743	Comcast Corp., Class A Shares *	2,774,486
28,259	DIRECTV Group Inc. *	686,129
2,426	Dow Jones & Co. Inc.	144,832
3,271	E.W. Scripps Co., Class A Shares	137,382
8,460	Gannett Co. Inc.	369,702
17,602	Interpublic Group of Cos. Inc. *	182,709
12,421	McGraw-Hill Cos. Inc.	632,353
1,416	Meredith Corp.	81,137
5,244	New York Times Co., Class A Shares	103,621
85,116	News Corp., Class A Shares	1,871,701
12,096	Omnicom Group Inc.	581,697
138,572	Time Warner Inc.	2,544,182
2,818	Tribune Co.	76,988
25,285	Viacom Inc., Class B Shares *	985,356
71,888	Walt Disney Co.	2,472,228

	Total Media	15,103,265

Multiline Retail - 0.9%
3,803	Big Lots Inc. *	113,482
2,205	Dillard’s Inc., Class A Shares	48,135
5,264	Family Dollar Stores Inc.	139,812
8,129	J.C. Penney Co. Inc.	515,135
11,655	Kohl’s Corp. *	668,181
15,464	Macy’s Inc.	499,796
7,188	Nordstrom Inc.	337,045
2,824	Sears Holdings Corp. *	359,213
31,559	Target Corp.	2,006,206

	Total Multiline Retail	4,687,005

Specialty Retail - 1.5%
3,124	Abercrombie & Fitch Co., Class A Shares	252,107
5,519	AutoNation Inc. *	97,797
1,693	AutoZone Inc. *	196,625
9,846	Bed Bath & Beyond Inc. *	335,946
14,471	Best Buy Co. Inc.	665,956
5,136	Circuit City Stores Inc.	40,626
18,269	Gap Inc.	336,880
62,655	Home Depot Inc.	2,032,528
11,272	Limited Brands Inc.	258,016
54,364	Lowe’s Cos. Inc.	1,523,279
9,941	Office Depot Inc. *	204,983
2,700	OfficeMax Inc.	92,529
4,922	RadioShack Corp.	101,689
3,948	Sherwin-Williams Co.	259,423
26,657	Staples Inc.	572,859
4,941	Tiffany & Co.	258,661
15,775	TJX Cos. Inc.	458,579

	Total Specialty Retail	7,688,483

Textiles, Apparel & Luxury Goods - 0.4%
13,492	Coach Inc. *	637,767
3,459	Jones Apparel Group Inc.	73,088
3,806	Liz Claiborne Inc.	130,660
14,297	NIKE Inc., Class B Shares	838,662
2,139	Polo Ralph Lauren Corp.	166,307
3,245	V.F. Corp.	262,034

	Total Textiles, Apparel & Luxury Goods	2,108,518

	TOTAL CONSUMER DISCRETIONARY	45,735,854

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
CONSUMER STAPLES - 9.4%
Beverages - 2.2%
27,743	Anheuser-Busch Cos. Inc.	$1,386,872
3,246	Brown-Forman Corp., Class B Shares	243,158
73,670	Coca-Cola Co.	4,233,815
10,497	Coca-Cola Enterprises Inc.	254,237
7,141	Constellation Brands Inc., Class A Shares *	172,884
2,498	Molson Coors Brewing Co., Class B Shares	248,976
5,071	Pepsi Bottling Group Inc.	188,489
60,030	PepsiCo Inc.	4,397,798

	Total Beverages	11,126,229

Food & Staples Retailing - 2.3%
16,070	Costco Wholesale Corp.	986,216
54,565	CVS Corp.	2,162,411
26,409	Kroger Co.	753,185
16,370	Safeway Inc.	542,011
7,780	SUPERVALU Inc.	303,498
22,953	Sysco Corp.	816,897
89,007	Wal-Mart Stores Inc.	3,885,155
36,818	Walgreen Co.	1,739,282
5,159	Whole Foods Market Inc.	252,585

	Total Food & Staples Retailing	11,441,240

Food Products - 1.4%
23,856	Archer-Daniels-Midland Co.	789,156
8,312	Campbell Soup Co.	307,544
18,009	ConAgra Foods Inc.	470,575
4,802	Dean Foods Co.	122,835
12,290	General Mills Inc.	712,943
11,669	H.J. Heinz Co.	539,108
6,221	Hershey Co.	288,717
9,859	Kellogg Co.	552,104
59,099	Kraft Foods Inc., Class A Shares	2,039,507
4,828	McCormick & Co. Inc., Non Voting Shares	173,663
26,709	Sara Lee Corp.	445,773
10,371	Tyson Foods Inc., Class A Shares	185,122
8,038	Wm. Wrigley Jr. Co.	516,281

	Total Food Products	7,143,328

Household Products - 2.1%
5,140	Clorox Co.	313,489
18,951	Colgate-Palmolive Co.	1,351,585
15,736	Kimberly-Clark Corp.	1,105,611
114,887	Procter & Gamble Co.	8,081,152

	Total Household Products	10,851,837

Personal Products - 0.2%
15,911	Avon Products Inc.	597,140
4,223	Estee Lauder Cos. Inc., Class A Shares	179,308

	Total Personal Products	776,448

Tobacco - 1.2%
78,293	Altria Group Inc.	5,443,712
6,287	Reynolds American Inc.	399,790
5,921	UST Inc.	293,682

	Total Tobacco	6,137,184

	TOTAL CONSUMER STAPLES	47,476,266

ENERGY - 11.5%
Energy Equipment & Services - 2.4%
11,907	Baker Hughes Inc.	1,076,036

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Energy Equipment & Services - 2.4% (continued)
10,856	BJ Services Co.	$288,227
5,416	ENSCO International Inc.	303,838
33,399	Halliburton Co.	1,282,522
10,465	Nabors Industries Ltd. *	322,008
6,781	National-Oilwell Varco Inc. *	979,854
10,166	Noble Corp.	498,642
4,081	Rowan Cos. Inc.	149,283
43,884	Schlumberger Ltd.	4,607,820
7,545	Smith International Inc.	538,713
10,903	Transocean Inc. *	1,232,584
12,668	Weatherford International Ltd. *	851,036

	Total Energy Equipment & Services	12,130,563

Oil, Gas & Consumable Fuels - 9.1%
17,293	Anadarko Petroleum Corp.	929,499
12,398	Apache Corp.	1,116,564
15,182	Chesapeake Energy Corp.	535,317
78,477	Chevron Corp.	7,343,878
60,102	ConocoPhillips	5,275,152
6,763	CONSOL Energy Inc.	315,156
16,648	Devon Energy Corp.	1,385,114
26,061	El Paso Corp.	442,255
9,049	EOG Resources Inc.	654,514
204,180	Exxon Mobil Corp.	18,898,901
10,274	Hess Corp.	683,529
25,192	Marathon Oil Corp.	1,436,448
7,062	Murphy Oil Corp.	493,563
30,763	Occidental Petroleum Corp.	1,971,293
9,874	Peabody Energy Corp.	472,668
23,861	Spectra Energy Corp.	584,117
4,498	Sunoco Inc.	318,368
4,942	Tesoro Corp.	227,431
20,503	Valero Energy Corp.	1,377,392
22,244	Williams Cos. Inc.	757,631
14,161	XTO Energy Inc.	875,716

	Total Oil, Gas & Consumable Fuels	46,094,506

	TOTAL ENERGY	58,225,069

FINANCIALS - 19.4%
Capital Markets - 3.3%
6,898	American Capital Strategies Ltd.	294,752
8,710	Ameriprise Financial Inc.	549,688
41,583	Bank of New York Mellon Corp.	1,835,474
4,308	Bear Stearns Cos. Inc.	529,065
34,690	Charles Schwab Corp.	749,304
15,366	E*TRADE Financial Corp. *	200,680
3,255	Federated Investors Inc., Class B Shares	129,224
5,927	Franklin Resources Inc.	755,693
14,934	Goldman Sachs Group Inc.	3,236,795
5,740	Janus Capital Group Inc.	162,327
4,808	Legg Mason Inc.	405,266
19,298	Lehman Brothers Holdings Inc.	1,191,266
31,340	Merrill Lynch & Co. Inc.	2,233,915
38,749	Morgan Stanley	2,441,187
7,057	Northern Trust Corp.	467,667
14,359	State Street Corp.	978,709
9,598	T. Rowe Price Group Inc.	534,513

	Total Capital Markets	16,695,525

Commercial Banks - 3.4%
1	Banco Bilbao Vizcaya Argentaria S.A., ADR	19
20,121	BB&T Corp.	812,687
5,564	Comerica Inc.	285,322

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Commercial Banks - 3.4% (continued)
6,989	Commerce Bancorp Inc.	$271,034
19,672	Fifth Third Bancorp.	666,487
4,612	First Horizon National Corp.	122,956
13,334	Huntington Bancshares Inc.	226,411
14,342	KeyCorp	463,677
2,758	M&T Bank Corp.	285,315
9,751	Marshall & Ilsley Corp.	426,801
23,326	National City Corp.	585,249
12,463	PNC Financial Services Group Inc.	848,730
25,843	Regions Financial Corp.	761,852
12,763	SunTrust Banks Inc.	965,776
11,696	Synovus Financial Corp.	328,073
63,863	U.S. Bancorp	2,077,464
69,583	Wachovia Corp.	3,489,588
123,049	Wells Fargo & Co.	4,383,005
3,954	Zions Bancorporation	271,521

	Total Commercial Banks	17,271,967

Consumer Finance - 0.9%
43,584	American Express Co.	2,587,582
15,173	Capital One Financial Corp.	1,007,942
17,335	Discover Financial Services *	360,568
15,234	SLM Corp.	756,673

	Total Consumer Finance	4,712,765

Diversified Financial Services - 5.1%
163,498	Bank of America Corp.	8,219,044
6,843	CIT Group Inc.	275,089
183,328	Citigroup Inc.	8,555,918
1,939	CME Group Inc.	1,138,872
2,541	IntercontinentalExchange Inc. *	385,978
125,152	JPMorgan Chase & Co.	5,734,465
5,841	Leucadia National Corp.	281,653
8,059	Moody’s Corp.	406,173
9,751	Principal Financial Group Inc.	615,190

	Total Diversified Financial Services	25,612,382

Insurance - 4.3%
12,092	ACE Ltd.	732,412
18,108	AFLAC Inc.	1,032,880
21,694	Allstate Corp.	1,240,680
3,596	Ambac Financial Group Inc.	226,224
94,779	American International Group Inc.	6,411,799
10,712	Aon Corp.	480,005
3,577	Assurant Inc.	191,370
14,517	Chubb Corp.	778,692
6,269	Cincinnati Financial Corp.	271,510
16,117	Genworth Financial Inc., Class A Shares	495,275
11,639	Hartford Financial Services Group Inc.	1,077,189
9,840	Lincoln National Corp.	649,145
16,460	Loews Corp.	795,841
19,795	Marsh & McLennan Cos. Inc.	504,773
4,448	MBIA Inc.	271,550
27,320	MetLife Inc.	1,905,024
26,337	Progressive Corp.	511,201
16,806	Prudential Financial Inc.	1,639,930
3,843	SAFECO Corp.	235,269
3,533	Torchmark Corp.	220,177
23,913	Travelers Cos. Inc.	1,203,780
13,158	UnumProvident Corp.	321,976
6,565	XL Capital Ltd., Class A Shares	519,948

	Total Insurance	21,716,650

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 1.3%
3,510	Apartment Investment and Management Co., Class A Shares	$158,406
8,282	Archstone-Smith Trust	498,080
2,912	Avalonbay Communities Inc.	343,791
4,395	Boston Properties Inc.	456,641
7,324	CB Richard Ellis Group Inc., Class A Shares *	203,900
4,471	Developers Diversified Realty Corp.	249,795
10,168	Equity Residential	430,716
8,973	General Growth Properties Inc.	481,132
18,866	Host Hotels & Resorts Inc.	423,353
9,167	Kimco Realty Corp.	414,440
6,426	Plum Creek Timber Co. Inc.	287,628
9,321	ProLogis	618,448
4,521	Public Storage Inc.	355,577
8,148	Simon Property Group Inc.	814,800
4,928	Vornado Realty Trust	538,877

	Total Real Estate Investment Trusts (REITs)	6,275,584

Thrifts & Mortgage Finance - 1.1%
20,382	Countrywide Financial Corp.	387,462
35,197	Fannie Mae	2,140,329
23,510	Freddie Mac	1,387,325
19,153	Hudson City Bancorp Inc.	294,573
2,938	MGIC Investment Corp.	94,927
13,051	Sovereign Bancorp Inc.	222,389
32,051	Washington Mutual Inc.	1,131,721

	Total Thrifts & Mortgage Finance	5,658,726

	TOTAL FINANCIALS	97,943,599

HEALTH CARE - 11.5%
Biotechnology - 1.3%
40,181	Amgen Inc. *	2,273,039
6,852	Applera Corp. - Applied Biosystems Group	237,353
10,642	Biogen Idec Inc. *	705,884
14,223	Celgene Corp. *	1,014,242
9,612	Genzyme Corp. *	595,560
35,152	Gilead Sciences Inc. *	1,436,662

	Total Biotechnology	6,262,740

Health Care Equipment & Supplies - 2.0%
2,058	Bausch & Lomb Inc.	131,712
23,800	Baxter International Inc.	1,339,464
8,990	Becton, Dickinson & Co.	737,629
49,644	Boston Scientific Corp. *	692,534
3,846	C.R. Bard Inc.	339,179
18,535	Covidien Ltd. *	769,202
5,810	Hospira Inc. *	240,824
42,276	Medtronic Inc.	2,384,789
1,999	Millipore Corp. *	151,524
12,538	St. Jude Medical Inc. *	552,550
8,760	Stryker Corp.	602,338
15,690	Thermo Fisher Scientific Inc. *	905,627
4,688	Varian Medical Systems Inc. *	196,380
3,705	Waters Corp. *	247,939
8,701	Zimmer Holdings Inc. *	704,694

	Total Health Care Equipment & Supplies	9,996,385

Health Care Providers & Services - 2.1%
18,510	Aetna Inc.	1,004,538
6,653	AmerisourceBergen Corp.	301,581
13,285	Cardinal Health Inc.	830,711
10,286	CIGNA Corp.	548,141
5,697	Coventry Health Care Inc. *	354,410

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Health Care Providers & Services - 2.1% (continued)
9,537	Express Scripts Inc. *	$532,355
6,189	Humana Inc. *	432,487
4,330	Laboratory Corporation of America Holdings *	338,736
2,728	Manor Care Inc.	175,683
10,889	McKesson Corp.	640,164
9,866	Medco Health Solutions Inc. *	891,788
5,156	Patterson Cos. Inc. *	199,073
5,784	Quest Diagnostics Inc.	334,142
17,660	Tenet Healthcare Corp. *	59,338
49,151	UnitedHealth Group Inc.	2,380,383
22,163	WellPoint Inc. *	1,749,104

	Total Health Care Providers & Services	10,772,634

Health Care Technology - 0.1%
7,185	IMS Health Inc.	220,149

Life Sciences Tools & Services - 0.0%
4,463	PerkinElmer Inc.	130,364

Pharmaceuticals - 6.0%
56,728	Abbott Laboratories	3,041,755
11,289	Allergan Inc.	727,802
3,992	Barr Pharmaceuticals Inc. *	227,185
72,604	Bristol-Myers Squibb Co.	2,092,447
36,438	Eli Lilly & Co.	2,074,415
11,483	Forest Laboratories Inc. *	428,201
107,421	Johnson & Johnson	7,057,560
8,937	King Pharmaceuticals Inc. *	104,742
80,105	Merck & Co. Inc.	4,140,628
9,221	Mylan Laboratories Inc.	147,167
254,798	Pfizer Inc.	6,224,715
60,457	Schering-Plough Corp.	1,912,255
3,783	Watson Pharmaceuticals Inc. *	122,569
49,753	Wyeth	2,216,496

	Total Pharmaceuticals	30,517,937

	TOTAL HEALTH CARE	57,900,209

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.8%
29,239	Boeing Co.	3,069,803
15,122	General Dynamics Corp.	1,277,355
4,613	Goodrich Corp.	314,745
27,751	Honeywell International Inc.	1,650,352
4,625	L-3 Communications Holdings Inc.	472,397
12,841	Lockheed Martin Corp.	1,393,120
12,731	Northrop Grumman Corp.	993,018
5,286	Precision Castparts Corp.	782,222
16,235	Raytheon Co.	1,036,118
6,223	Rockwell Collins Inc.	454,528
36,937	United Technologies Corp.	2,972,690

	Total Aerospace & Defense	14,416,348

Air Freight & Logistics - 0.9%
6,305	C.H. Robinson Worldwide Inc.	342,298
11,439	FedEx Corp.	1,198,235
2,196	Ryder System Inc.	107,604
38,958	United Parcel Service Inc., Class B Shares	2,925,746

	Total Air Freight & Logistics	4,573,883

Airlines - 0.1%
27,732	Southwest Airlines Co.	410,434

Building Products - 0.1%
6,641	American Standard Cos. Inc.	236,553

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Building Products - 0.1% (continued)
13,695	Masco Corp.	$317,313

	Total Building Products	553,866

Commercial Services & Supplies - 0.5%
10,633	Allied Waste Industries Inc. *	135,571
3,916	Avery Dennison Corp.	223,290
4,988	Cintas Corp.	185,055
5,413	Equifax Inc.	206,344
4,872	Monster Worldwide Inc. *	165,940
8,179	Pitney Bowes Inc.	371,490
8,246	R.R. Donnelley & Sons Co.	301,474
5,897	Robert Half International Inc.	176,084
18,991	Waste Management Inc.	716,720

	Total Commercial Services & Supplies	2,481,968

Construction & Engineering - 0.1%
3,263	Fluor Corp.	469,807

Electrical Equipment - 0.5%
6,727	Cooper Industries Ltd., Class A Shares	343,682
29,215	Emerson Electric Co.	1,554,822
5,605	Rockwell Automation Inc.	389,604

	Total Electrical Equipment	2,288,108

Industrial Conglomerates - 3.8%
26,430	3M Co.	2,473,319
377,132	General Electric Co.	15,613,265
9,312	Textron Inc.	579,300
18,207	Tyco International Ltd.	807,298

	Total Industrial Conglomerates	19,473,182

Machinery - 1.8%
23,790	Caterpillar Inc.	1,865,850
3,815	Cummins Inc.	487,900
9,143	Danaher Corp.	756,218
8,209	Deere & Co.	1,218,380
7,597	Dover Corp.	387,067
5,320	Eaton Corp.	526,893
15,522	Illinois Tool Works Inc.	925,732
10,536	Ingersoll-Rand Co., Ltd., Class A Shares	573,896
6,684	ITT Industries Inc.	454,044
9,248	PACCAR Inc.	788,392
4,526	Pall Corp.	176,061
4,310	Parker Hannifin Corp.	481,987
3,764	Terex Corp. *	335,071

	Total Machinery	8,977,491

Road & Rail - 0.7%
11,260	Burlington Northern Santa Fe Corp.	913,974
16,325	CSX Corp.	697,567
14,552	Norfolk Southern Corp.	755,395
9,787	Union Pacific Corp.	1,106,518

	Total Road & Rail	3,473,454

Trading Companies & Distributors - 0.0%
2,656	W. W. Grainger Inc.	242,201

	TOTAL INDUSTRIALS	57,360,742

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 2.9%
16,919	Avaya Inc. *	286,946
3,160	Ciena Corp. *	120,333
224,229	Cisco Systems Inc. *	7,424,222
57,891	Corning Inc.	1,427,013

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Communications Equipment - 2.9% (continued)
7,853	JDS Uniphase Corp. *	$117,481
19,092	Juniper Networks Inc. *	698,958
86,005	Motorola Inc.	1,593,673
61,635	QUALCOMM Inc.	2,604,695
16,172	Tellabs Inc. *	153,958

	Total Communications Equipment	14,427,279

Computers & Peripherals - 4.3%
32,015	Apple Inc. *	4,915,583
83,836	Dell Inc. *	2,313,874
77,483	EMC Corp. *	1,611,646
95,910	Hewlett-Packard Co.	4,775,359
50,476	International Business Machines Corp.	5,946,073
3,556	Lexmark International Inc., Class A Shares *	147,681
6,749	NCR Corp. *	336,100
13,089	Network Appliance Inc. *	352,225
5,473	QLogic Corp. *	73,612
8,517	SanDisk Corp. *	469,287
129,184	Sun Microsystems Inc. *	724,722

	Total Computers & Peripherals	21,666,162

Electronic Equipment & Instruments - 0.3%
14,398	Agilent Technologies Inc. *	530,998
7,928	Jabil Circuit Inc.	181,075
5,371	Molex Inc.	144,641
2,820	Tektronix Inc.	78,227
18,692	Tyco Electronics Ltd.	662,258

	Total Electronic Equipment & Instruments	1,597,199

Internet Software & Services - 1.6%
5,793	Akamai Technologies Inc. *	166,433
41,888	eBay Inc. *	1,634,469
8,581	Google Inc., Class A Shares *	4,867,744
9,020	VeriSign Inc. *	304,335
49,568	Yahoo! Inc. *	1,330,405

	Total Internet Software & Services	8,303,386

IT Services - 0.8%
3,726	Affiliated Computer Services Inc., Class A Shares *	187,194
19,699	Automatic Data Processing Inc.	904,775
5,217	Cognizant Technology Solutions Corp., Class A Shares *	416,160
6,429	Computer Sciences Corp. *	359,381
5,108	Convergys Corp. *	88,675
18,911	Electronic Data Systems Corp.	413,016
6,298	Fidelity National Information Services Inc.	279,442
6,188	Fiserv Inc. *	314,722
12,527	Paychex Inc.	513,607
13,114	Unisys Corp. *	86,815
28,151	Western Union Co.	590,327

	Total IT Services	4,154,114

Office Electronics - 0.1%
34,489	Xerox Corp. *	598,039

Semiconductors & Semiconductor Equipment - 2.7%
20,285	Advanced Micro Devices Inc. *	267,762
13,375	Altera Corp.	322,070
11,719	Analog Devices Inc.	423,759
51,061	Applied Materials Inc.	1,056,963
17,581	Broadcom Corp., Class A Shares *	640,652
216,581	Intel Corp.	5,600,785
7,084	KLA-Tencor Corp.	395,146
8,254	Linear Technology Corp.	288,807
26,336	LSI Corp. *	195,413

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 2.7% (continued)
8,283	MEMC Electronic Materials Inc. *	$487,537
8,047	Microchip Technology Inc.	292,267
27,712	Micron Technology Inc. *	307,603
8,984	National Semiconductor Corp.	243,646
4,567	Novellus Systems Inc. *	124,496
20,274	NVIDIA Corp. *	734,730
7,013	Teradyne Inc. *	96,779
53,042	Texas Instruments Inc.	1,940,807
10,930	Xilinx Inc.	285,710

	Total Semiconductors & Semiconductor Equipment	13,704,932

Software - 3.2%
21,351	Adobe Systems Inc. *	932,185
8,445	Autodesk Inc. *	421,997
7,457	BMC Software Inc. *	232,882
14,492	CA Inc.	372,734
6,683	Citrix Systems Inc. *	269,458
11,246	Compuware Corp. *	90,193
11,736	Electronic Arts Inc. *	657,099
12,708	Intuit Inc. *	385,052
296,828	Microsoft Corp.	8,744,553
13,156	Novell Inc. *	100,512
145,944	Oracle Corp. *	3,159,688
32,840	Symantec Corp. *	636,439

	Total Software	16,002,792

	TOTAL INFORMATION TECHNOLOGY	80,453,903

MATERIALS - 3.2%
Chemicals - 1.7%
7,990	Air Products & Chemicals Inc.	781,102
2,073	Ashland Inc.	124,815
35,189	Dow Chemical Co.	1,515,238
34,061	E.I. du Pont de Nemours & Co.	1,688,063
3,105	Eastman Chemical Co.	207,197
6,475	Ecolab Inc.	305,620
4,296	Hercules Inc.	90,302
3,329	International Flavors & Fragrances Inc.	175,971
19,930	Monsanto Co.	1,708,798
5,921	PPG Industries Inc.	447,332
11,814	Praxair Inc.	989,541
5,094	Rohm & Haas Co.	283,583
4,872	Sigma-Aldrich Corp.	237,461

	Total Chemicals	8,555,023

Construction Materials - 0.1%
3,511	Vulcan Materials Co.	313,006

Containers & Packaging - 0.1%
3,803	Ball Corp.	204,411
3,900	Bemis Co. Inc.	113,529
4,820	Pactiv Corp. *	138,141
5,935	Sealed Air Corp.	151,699
3,878	Temple-Inland Inc.	204,099

	Total Containers & Packaging	811,879

Metals & Mining - 1.0%
32,857	Alcoa Inc.	1,285,366
3,800	Allegheny Technologies Inc.	417,810
14,462	Freeport-McMoRan Copper & Gold Inc., Class B Shares	1,516,919
17,138	Newmont Mining Corp.	766,583
10,587	Nucor Corp.	629,609
4,532	United States Steel Corp.	480,120

	Total Metals & Mining	5,096,407

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Paper & Forest Products - 0.3%
15,853	International Paper Co.	$568,647
6,672	MeadWestvaco Corp.	197,024
8,045	Weyerhaeuser Co.	581,654

	Total Paper & Forest Products	1,347,325

	TOTAL MATERIALS	16,123,640

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
224,527	AT&T Inc. (a)	9,499,737
4,151	CenturyTel Inc.	191,859
12,479	Citizens Communications Co.	178,699
5,611	Embarq Corp.	311,972
57,858	Qwest Communications International Inc. *	529,979
107,926	Verizon Communications Inc.	4,778,963
17,531	Windstream Corp.	247,538

	Total Diversified Telecommunication Services	15,738,747

Wireless Telecommunication Services - 0.6%
13,032	ALLTEL Corp.	908,070
103,984	Sprint Nextel Corp.	1,975,696

	Total Wireless Telecommunication Services	2,883,766

	TOTAL TELECOMMUNICATION SERVICES	18,622,513

UTILITIES - 3.4%
Electric Utilities - 1.8%
6,105	Allegheny Energy Inc. *	319,047
14,597	American Electric Power Co. Inc.	672,630
45,846	Duke Energy Corp.	856,862
11,880	Edison International	658,746
7,245	Entergy Corp.	784,561
24,804	Exelon Corp.	1,869,229
11,264	FirstEnergy Corp.	713,462
14,993	FPL Group Inc.	912,774
2,811	Integrys Energy Group Inc.	144,007
3,697	Pinnacle West Capital Corp.	146,068
14,212	PPL Corp.	658,016
9,552	Progress Energy Inc.	447,511
27,806	Southern Co.	1,008,802

	Total Electric Utilities	9,191,715

Gas Utilities - 0.1%
1,661	Nicor Inc.	71,257
6,440	Questar Corp.	338,293

	Total Gas Utilities	409,550

Independent Power Producers & Energy Traders - 0.5%
24,557	AES Corp. *	492,122
6,581	Constellation Energy Group Inc.	564,584
17,775	Dynegy Inc., Class A Shares *	164,241
17,130	TXU Corp.	1,172,891

	Total Independent Power Producers & Energy Traders	2,393,838

Multi-Utilities - 1.0%
7,640	Ameren Corp.	401,100
11,740	CenterPoint Energy Inc.	188,192
8,245	CMS Energy Corp.	138,681
10,009	Consolidated Edison Inc.	463,417
10,715	Dominion Resources Inc.	903,275
6,260	DTE Energy Co.	303,234
10,063	NiSource Inc.	192,606
13,008	PG&E Corp.	621,782

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Multi-Utilities - 1.0% (continued)
9,260	Public Service Enterprise Group Inc.	$814,787
9,758	Sempra Energy	567,135
7,750	TECO Energy Inc.	127,333
15,566	Xcel Energy Inc.	335,292

	Total Multi-Utilities	5,056,834

	TOTAL UTILITIES	17,051,937

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $348,054,120)	496,893,732

FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.8%
U.S. Treasury Bill - 0.1%
$410,000	U.S. Treasury Bills, 3.513% - 3.918% due 12/20/07 (b)(c) (Cost - $406,482)	406,670

Repurchase Agreement - 1.7%
8,931,000	State Street Bank & Trust Co. repurchase agreement dated 9/28/07, 3.520% due 10/1/07; Proceeds at maturity - $8,933,620; (Fully collateralized by U.S. Treasury Notes, 4.875% due 6/30/12; Market value - $9,114,438) (Cost - $8,931,000)	8,931,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,337,482)	9,337,670

	TOTAL INVESTMENTS - 100.1% (Cost - $357,391,602#)	506,231,402
	Liabilities in Excess of Other Assets - (0.1)%	(670,863)

	TOTAL NET ASSETS - 100.0%	$505,560,539

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Rate shown represents yield-to-maturity.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Investment Trust, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as” variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$167,117,119
Gross unrealized depreciation	(18,277,319)

Net unrealized appreciation	$148,839,800

At September 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index	24	12/07	$8,981,511	$9,228,600	$247,089

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 29, 2007